Components of Inventories (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Finished goods	$ 39,896	$ 11,039
Work in process	56,146	55,988
Raw materials	67,062	43,135
Inventory, Net	$ 163,104	$ 110,162